Schedule of Investments
September 29, 2023 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.41%

Air Courier Services - 10.72%
FedEx Corp.	107,000	28,346,440

Apparel and other Finished Products Made from Fabrics and Similar Materials - 1.00%
Under Armour, Inc. Class A (2)	210,000	1,438,500
Under Armour, Inc. Class C (2)	190,000	1,212,200

		2,650,700

Business Services - 1.50%
MasterCard, Inc. Class A	10,000	3,959,100
The Depository Trust & Clearing Corp. (2) (4)	0	4,759

		3,963,859

Carpets & Rugs - 3.81%
Interface, Inc.	1,025,000	10,055,250

Electronic Computers - 4.54%
Apple, Inc.	70,000	11,984,700

Farm Machinery & Equipment - 1.93%
Deere & Co.	13,500	5,094,630

Federal & Federally - Sponsored Credit Agencies - 7.58%
Federal Agricultural Mortgage Corp. Class A	74,631	9,140,805
Federal Agricultural Mortgage Corp. Class C	70,500	10,878,150

		20,018,955

Fire, Marine & Casualty Insurance - 4.83%
Berkshire Hathaway, Inc. Class A (2)	24	12,755,448

Hotels & Motels - 8.93%
Park Hotels & Resorts, Inc.	1,050,000	12,936,000
PENN Entertainment, Inc. (2)	465,000	10,671,750

		23,607,750

Investment Advice - 4.86%
KKR & Co., Inc. Class A	208,500	12,843,600

Motor Vehicles & Passenger Car Bodies - 16.24%
Tesla, Inc. (2)	171,500	42,912,730

National Commercial Bank - 4.66%
JP Morgan Chase & Co.	85,000	12,326,700

Real Estate Investment Trusts - 2.15%
Vornado Realty Trust (2)	250,000	5,670,000

Retail-Catalog & Mail-Order Houses - 5.65%
Amazon.com, Inc. (2)	117,500	14,936,600

Retail-Variery Stores - 3.96%
Five Below, Inc. (2)	65,000	10,458,500

Security Brokers, Dealers & Exchanges - 7.65%
Goldman Sachs Group, Inc.	62,500	20,223,125

Services-Prepackaged Software - 2.27%
Microsoft Corp.	19,000	5,999,250

State Commercial Banks - 3.09%
East West Bancorp, Inc.	155,000	8,170,050

Transportation Equipment - 4.04%
Polaris, Inc.	102,500	10,674,350

Total Common Stock	(Cost $ 155,608,809)	262,692,637

Money Market Fund - 0.54%

First American Government Obligation Fund Class Z 5.221% (3)	1,426,347	1,426,347

Total Money Market Registered Investment Companies	(Cost $ 1,426,347)	1,426,347

Total Investments - 99.95%	(Cost $ 157,035,156)	264,118,984

Other Assets Less Liabilities - .05%		138,279

Total Net Assets - 100.00%		264,257,263

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 31, 2023 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$254,973,420
Level 2 - Other Significant Observable Inputs		9,140,805
Level 3 - Significant Unobservable Inputs		4,759
Total		$264,118,984

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 29, 2023.
(4) Fair valued security deemed as Level 3 security.